Consolidated Statements of Comprehensive Income/ (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income/ (Loss)
Net income/(loss)	$ (47,286)	$ 190,450	$ (12,031)
Other comprehensive income/(loss:)
Unrealized gain/(loss) on cash flows hedges	0	(5,495)	10,878
Realized gain/(loss) on cash flows hedges associated with capitalized interest	0	(11,539)	0
Unrealized gain/(loss) on senior notes	(1,350)	0	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	13,088	0	0
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	368	0	0
Actuarial gains/(losses)	(942)	425	570
Other comprehensive income/(loss)	11,164	(16,609)	11,448
Comprehensive income/(loss)	(36,122)	173,841	(583)
Less: comprehensive income attributable to non controlling interests	(23,862)	(2,309)	0
Comprehensive income/(loss) attributable to Dryships Inc.	$ (59,984)	$ 171,532	$ (583)